Equity (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interests [Line Items]
Current assets	$ 7,983	$ 14,898
Current liabilities	4,068	1,273
Loss allocated to non-controlling interests	$ 736
Non-controlling interests [member] | TyrNovo Ltd. [Member]
Noncontrolling Interests [Line Items]
Non-controlling interests percentage	35.28%
Non-current assets	$ 3
Current assets	158
Current liabilities	(2,676)
Net assets	(2,515)
Net assets attributable to non-controlling interests	(887)
Loss	2,088
Loss allocated to non-controlling interests	$ 736